Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 43.

Each fund is open for business each day the NYSE is open. Even if the NYSE is closed, VIP Money Market will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for VIP Money Market's portfolio instruments are open, and VIP Money Market's management believes there is an adequate market to meet purchase and redemption requests.

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 44.

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to a fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply a fund's excessive trading policy (described below), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, a fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the funds' excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the funds' policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12-months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, each fund may in its discretion restrict, reject or cancel purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability and willingness of insurance companies to impose the sanctions.

The funds' excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to a fund to be (i) systematic withdrawal and/or contribution programs, and (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund-of-fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund-of-funds must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the funds' Treasurer to be reasonably effective. The fund's policy also does not apply to Fidelity VIP Money Market Portfolio.

VIPIS2-08-01 February 15, 2008
1.816774.128

Each fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

Each fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. A fund may modify its policies at any time without prior notice. The funds' Treasurer is authorized to suspend a fund's policies during periods of severe market turbulence or national emergency.

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above. There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 47.

Derek Young is vice president and manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for Will Danoff found in the "Fund Management" section on page 47.

VIP Contrafund is managed by FMR's Multi-Manager Group.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is also a member of FMR's Multi-Manager Group, of which he has been a member since October 2007. Since joining Fidelity in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 40.

Each fund is open for business each day the NYSE is open. Even if the NYSE is closed, VIP Money Market will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for VIP Money Market's portfolio instruments are open, and VIP Money Market's management believes there is an adequate market to meet purchase and redemption requests.

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 42.

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

VIPICSD-08-01 February 15, 2008 1.816775.128

Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to a fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply a fund's excessive trading policy (described below), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, a fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the funds' excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the funds' policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12-months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, each fund may in its discretion restrict, reject or cancel purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability and willingness of insurance companies to impose the sanctions.

The funds' excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to a fund to be (i) systematic withdrawal and/or contribution programs, and (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund-of-fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund-of-funds must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the funds' Treasurer to be reasonably effective. The fund's policy also does not apply to Fidelity VIP Money Market portfolio.

Each fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

Each fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. A fund may modify its policies at any time without prior notice. The funds' Treasurer is authorized to suspend a fund's policies during periods of severe market turbulence or national emergency.

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above. There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

The following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 45.

Derek Young is vice president and manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information replaces the biographical information for Will Danoff found in the "Fund Management" section on page 45.

VIP Contrafund is managed by FMR's Multi-Manager Group.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is also a member of FMR's Multi-Manager Group, of which he has been a member since October 2007. Since joining Fidelity in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing a fund exclusively for overseas investors.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Investment Grade Bond were reorganized from a series of Variable Insurance Products Fund II to a series of Variable Insurance Products Fund V; VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V; and VIP Strategic Income was reorganized from a series of Variable Insurance Products Fund IV to a series of Variable Insurance Products Fund V.

The following information replaces similar information found under the "Valuing Shares" heading in the "Fund Basics" section on page 39.

Each fund is open for business each day the NYSE is open. Even if the NYSE is closed, VIP Money Market will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for VIP Money Market's portfolio instruments are open, and VIP Money Market's management believes there is an adequate market to meet purchase and redemption requests.

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 40.

Only Permitted Accounts, including separate accounts of insurance companies and qualified fund of funds that have signed the appropriate agreements with the funds, if applicable, can buy or sell shares of the funds. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified fund of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

VIPINV-08-01 February 15, 2008
1.821023.123

Purchase and redemption transactions submitted to a fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to a fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply a fund's excessive trading policy (described below), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, a fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.

Under the funds' excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner's account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the funds' policy, exchanges are treated as a sale and a purchase.

Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12-months across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12-month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner's control at any time. In addition to enforcing these roundtrip limitations, each fund may in its discretion restrict, reject or cancel purchases that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability and willingness of insurance companies to impose the sanctions.

The funds' excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to a fund to be (i) systematic withdrawal and/or contribution programs, and (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund-of-fund(s), or (iv) transactions in certain company-owned accounts. A qualified fund-of-funds must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the funds' Treasurer to be reasonably effective. The fund's policy also does not apply to Fidelity VIP Money Market portfolio.

Each fund's policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.

Each fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. A fund may modify its policies at any time without prior notice. The funds' Treasurer is authorized to suspend a fund's policies during periods of severe market turbulence or national emergency.

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above. There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

The following information replaces the biographical information for Will Danoff found in the "Fund Management" section on page 43.

VIP Contrafund is managed by FMR's Multi-Manager Group.

Robert Stansky is the head of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

John Roth (consumer discretionary) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Robert Lee (consumer staples) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Matthew Friedman (energy) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Steven Kaye (health care) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, portfolio manager and assistant director of equity research.

John Avery (industrials, materials) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Adam Hetnarski (technology) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Since joining Fidelity Investments in 1991, Mr. Hetnarski has worked as a research analyst and portfolio manager.

Douglas Simmons (telecommunications services, utilities) is a member of FMR's Multi-Manager Group and co-manager of VIP Contrafund, which he has managed since October 2007. Mr. Simmons joined Fidelity Investments in 2003 after receiving his MBA from Harvard Business School. Previously, Mr. Simmons was with Hicks, Muse, Tate & Furst from September 1999 until July of 2001.

Pierre Sorel (financials) is also a member of FMR's Multi-Manager Group, of which he has been a member since October 2007. Since joining Fidelity in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager managing funds for investors outside the United States.

The following information replaces the biographical information for Derek Young and Christopher Sharpe found in the "Fund Management" section on page 43.

Derek Young is vice president and manager of VIP Strategic Income Portfolio, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 44.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

The following information supplements the biographical information for Richard Fentin in the "Fund Management" section on page 44.

Effective July 1, 2007, Richard Fentin, portfolio manager of VIP Value Portfolio, has taken a leave of absence from Fidelity Investments. Mr. Fentin is expected to return in the fall.

Also effective July 1, 2007, Matthew Friedman will serve as Assistant Manager of VIP Value Portfolio. Mr. Friedman will assist Mr. Fentin with the management of the fund's portfolio during his leave of absence. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Numbers 811-03329, 811-05511, 811-07205, 811-03759, and 811-05361

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.